Financial risk management - Classification by categories of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	₩ 40,525,712	₩ 34,629,251
Due from banks at fair value through profit or loss	35,450	30,743
Securities at fair value through profit or loss	70,231,449	69,427,259
Derivatives assets	10,279,257	4,711,421
Loans at fair value through profit or loss	1,879,946	1,758,562
Loans at amortized cost	449,295,238	411,739,562
Securities at fair value through other comprehensive income	93,805,369	90,311,979
Securities at amortized cost	33,315,999	35,686,487
Others	23,116,960	26,880,554
Financial assets, Total	722,485,380	675,175,818
Financial assets at fair value through profit or loss
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	35,450	30,743
Securities at fair value through profit or loss	70,231,449	69,427,259
Derivatives assets	9,576,896	4,459,200
Loans at fair value through profit or loss	1,879,946	1,758,562
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	81,723,741	75,675,764
Securities measured at FVOCI
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivatives assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	93,805,369	90,311,979
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	93,805,369	90,311,979
Securities at amortized cost
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	40,525,712	34,629,251
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivatives assets	0	0
Loans at fair value through profit or loss	0	0
Loans at amortized cost	449,295,238	411,739,562
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	33,315,999	35,686,487
Others	23,116,960	26,880,554
Financial assets, Total	546,253,909	508,935,854
Derivative instruments held for hedging
Classification by categories of financial assets [Line Items]
Cash and due from banks at Amortized cost	0	0
Due from banks at fair value through profit or loss	0	0
Securities at fair value through profit or loss	0	0
Derivatives assets	702,361	252,221
Loans at fair value through profit or loss	0	0
Loans at amortized cost	0	0
Securities at fair value through other comprehensive income	0	0
Securities at amortized cost	0	0
Others	0	0
Financial assets, Total	₩ 702,361	₩ 252,221